Average Annual Total Returns - Invesco Emerging Markets Sovereign Debt ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	DBIQ Emerging Market USD Liquid Balanced Index (reflects no deduction for fees, expenses or taxes) 1 Year	DBIQ Emerging Market USD Liquid Balanced Index (reflects no deduction for fees, expenses or taxes) 5 Years	DBIQ Emerging Market USD Liquid Balanced Index (reflects no deduction for fees, expenses or taxes) 10 Years	JP Morgan Emerging Market Bond Global Index (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan Emerging Market Bond Global Index (reflects no deduction for fees, expenses or taxes) 5 Years	JP Morgan Emerging Market Bond Global Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	2.26%	6.10%	5.87%	0.29%	3.95%	3.78%	1.24%	3.71%	3.61%	3.23%	6.82%	6.68%	5.88%	6.84%	5.97%